Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor, and the representative of the underwriters and/or certain of their designees or affiliates (collectively, the “initial stockholders”) purchased an aggregate of 675,000 Private Placement Units at a price of $10.00 per unit in a private placement, for an aggregate purchase price of $6,750,000, in a private placement. Each unit consists of one share of common stock, an aggregate of 675,000 shares, and three-quarters of one warrant (“private warrants”), an aggregate of 506,250 private warrants.

Private Placement Units are identical to the units sold in the IPO, except that the Private Placement Units (including the private warrants or private shares issuable upon exercise of such warrants) will not be transferable, assignable or saleable until 30 days after the Business Combination. The initial stockholders have agreed not to transfer, assign or sell any of the Private Placement Units and underlying common stock until after the completion of the initial Business Combination.

Additionally, the initial stockholders have agreed to (i) waive their redemption rights with respect to their private shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their private shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their private shares if the company fail to complete the initial Business Combination within the Combination Period.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor, and the representative of the underwriters and/or certain of their designees or affiliates (collectively, the “initial stockholders”) purchased an aggregate of 675,000 Private Placement Units at a price of $10.00 per unit in a private placement, for an aggregate purchase price of $6,750,000, in a private placement. Each unit consists of one share of common stock, an aggregate of 675,000 shares, and three-quarters of one warrant (“private warrants”), an aggregate of 506,250 private warrants.

Private Placement Units are identical to the units sold in the IPO, except that the Private Placement Units (including the private warrants or private shares issuable upon exercise of such warrants) will not be transferable, assignable or saleable until 30 days after the Business Combination. The initial stockholders have agreed not to transfer, assign or sell any of the Private Placement Units and underlying common stock until after the completion of the initial Business Combination.

Additionally, the initial stockholders have agreed to (i) waive their redemption rights with respect to their private shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their private shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the Combination Period or (B) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their private shares if the company fail to complete the initial Business Combination within the Combination Period.